Income Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Predecessor [Member] | NPS Holdings Limited [Member]
Weighted average basic common shares outstanding	348,524,566		342,250,000	340,932,192
Dilutive potential common shares	21,475,434		27,750,000	27,750,000
Weighted average dilutive common shares outstanding	370,000,000		370,000,000	368,682,192
Net Income	$ 7,617		$ 30,626	$ 8,543
Basic : Less: Earnings allocated to participating securities	(192)		(39)	(176)
Basic : Net income available to basic common shares	$ 7,617,000		$ 30,626,000	$ 8,543,000
Basic : Basic earnings per common share	$ 0.02		$ 0.09	$ 0.02
Diluted : Less: Earnings allocated to participating securities	$ (181)		$ (36)	$ (163)
Diluted : Net income available to diluted common shares	$ 7,436		$ 30,590	$ 8,380
Diluted : Diluted earnings per common share	$ 0.02		$ 0.08	$ 0.02
Ordinary Shares, Total	$ 0.02		$ 0.09	$ 0.02
Add-back : Ordinary shares, As reported - basic	348,524,566		342,250,000	340,932,192
Diluted EPS - Ordinary shares	370,000,000		370,000,000	368,682,192
Diluted EPS- Ordinary shares	$ 0.02		$ 0.08	$ 0.02
Successor [Member]
Weighted average basic common shares outstanding		85,569,020
Dilutive potential common shares		277,543
Weighted average dilutive common shares outstanding		86,862,983
Net Income		$ 12,362,000
Basic : Less: Earnings allocated to participating securities
Basic : Net income available to basic common shares		$ 35,143,000
Basic : Basic earnings per common share		$ 0.41
Diluted : Less: Earnings allocated to participating securities
Diluted : Net income available to diluted common shares		$ 12,362,000
Diluted : Diluted earnings per common share		$ 0.40
Ordinary Shares
Non-vested participating shares
Undistributed Successor Period Earnings		35,143
Allocation of Undistributed Successor Period Earnings to Ordinary Shares		34,834
Allocation of Undistributed Successor Period Earnings to Nonvested Shares		$ 309
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings		0.41
Ordinary Shares, Total		$ 0.41
Undistributed & distributed earnings to ordinary shareholders, As reported - basic		$ 34,834
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to nonvested shareholders		309
Add-back : Undistributed & distributed earnings to ordinary shareholders, NPS equity stock earn-out
Add-back : Undistributed & distributed earnings to ordinary shareholders, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Undistributed & distributed earnings to ordinary shareholders, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to nonvested shareholders		(305)
Diluted EPS - Ordinary shares		$ 34,838
Add-back : Ordinary shares, As reported - basic		85,569,020
Add-back : Ordinary shares, Undistributed earnings allocated to nonvested shareholders
Add-back : Ordinary shares, NPS equity stock earn-out		1,293,963
Add-back : Ordinary shares, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Ordinary shares, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Diluted EPS - Ordinary shares		86,862,983
Diluted EPS- Ordinary shares		$ 0.40